Warrants and Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2020
Statement [LineItems]
Summary of Warrant Compensation Cost
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three M onths Ended March 31,
	2020	2019
	(EUR’000)
Research and development costs	8,890	4,934
General and administrative expenses	6,059	4,501

Total warrant compensation costs	14,949	9,435

Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the three months ended March 31, 2020:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2020	5,820,211	46.36

Granted during the period	190,200	121.45
Exercised during the period	—	—
Forfeited during the period	(69,047)	40.55
Expired during the period	—	—

Outstanding at March 31, 2020	5,941.364	48.83

Vested at the balance sheet date	3,010,538	28.04